Stock Options (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of the performance based stock options have been earned
Number of Stock Options

Outstanding at June 30, 2013	100,000

Granted	250,000
Exercised	-
Expired	-

Outstanding at September 30, 2013	350,000
Exercisable at September 30, 2013	41,249

Number of Shares
Outstanding at June 30, 2012	-
Exercisable at June 30, 2012	-
Granted	7,000
Excercised	-
Expired	-
Outstanding at June 30, 2013	7,000
Exercisable at June 30, 2013	7,000

Schedule of options outstanding

		Weighted	Total
		Average	Weighted		Weighted
		Remaining	Average		Average
	Total Options	Life	Exercise	Options	Exercise
Exercise Price	Outstanding	(Years)	Price	Exercisable	Price

$1.30 to $2.50	350,000	5.662	$1.70	41,249	$1.70

				Weighted	Total
			Average	Weighted	Weighted
			Remaining	Average	Average
	Total Options	Life	Exercise	Options	Exercise
Exercise Price	Outstanding	(Years)	Price	Exercisable	Price
$2.50	7,000	3	$2.50	7,000	$2.50